Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended																12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Quarterly Financial Data [Line Items]
Revenues			$ 1,040.2		$ 1,142.7		$ 940.8		$ 1,005.3		$ 1,256.1		$ 752.3		$ 639.5		$ 553.6		$ 4,129.1	$ 3,201.5	$ 2,347.4
Operating income (loss)			48.4	[1]	80.2	[1]	30.4	[1]	89.7	[1]	71.3	[2]	(7.4)	[2]	(58.2)	[2]	(22.0)	[2]	248.7	(16.3)	(25.0)
Net income (loss)			89.6	[1],[3]	191.1	[1],[3]	12.9	[1],[3]	174.5	[1],[3]	61.5	[2],[4]	(30.5)	[2],[4]	(17.3)	[2],[4]	0.8	[2],[4]	468.1	14.5	42.7
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders			$ 91.3		$ 193.0		$ 15.5		$ 173.8		$ 61.6		$ (30.6)		$ (17.5)		$ 1.3		$ 473.6	$ 14.8	$ 50.2
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Basic income (loss) per share (in usd per share)			$ 0.43		$ 0.92		$ 0.07		$ 0.84		$ 0.30		$ (0.19)		$ (0.12)		$ 0.01		$ 2.27	$ 0.09	$ 0.34
Diluted income (loss) per share (in usd per share)			$ 0.41		$ 0.87		$ 0.07		$ 0.80		$ 0.28		$ (0.19)		$ (0.12)		$ 0.01		$ 2.15	$ 0.09	$ 0.33
Restructuring and other																			$ 59.8	$ 88.7	$ 19.8
Loss on extinguishment of debt																			35.7	40.4	0.0
Gain on sale of equity interest in EPIX																			201.0	0.0	0.0
Impairment of long-term investments and other assets																			29.2	0.0	0.0
Deferred tax benefit from new tax legislation					$ 165.0														165.0	0.0	0.0
Federal statutory income tax rate	21.00%	35.00%
Income Tax Benefit from Internal Capital Restructuring			$ 94.1
Gain on Starz investment																			$ 0.0	$ 20.4	$ 0.0
Operating Income (Loss) And Net Income (Loss)
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Restructuring and other			24.0		21.4		$ 3.5		$ 10.9		$ 16.4		$ 54.0		$ 10.7		$ 7.7
Restructuring and other items, net of tax			15.7		14.5		2.5		8.9		11.9		42.5		$ 6.8		$ 4.9
Net income
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Loss on extinguishment of debt			11.6		6.2		6.4		11.6		12.1		28.3
Loss on extinguishment of debt, net of tax			$ 7.8		4.6		$ 4.7		8.5		$ 5.8		23.4
Gain on sale of equity interest in EPIX									201.0
Gain on sale of equity interest in EPIX, net of tax									$ 127.0
Impairment of long-term investments and other assets					29.2
Impairment of long-term investments and other assets, net of tax					$ 20.1
Gain on Starz investment													20.4
Gain on Starz investment, net of tax													$ 20.4

[1]	During fiscal 2018, operating income and net income included the following items:•Restructuring and Other. The first, second, third and fourth quarter of fiscal 2018 included restructuring and other items of $10.9 million, $3.5 million, $21.4 million and $24.0 million, respectively (after tax $8.9 million, $2.5 million, $14.5 million, and $15.7 million, respectively) (see Note 14).
[2]	During fiscal 2017, operating income and net income included the following items: •Restructuring and Other. The first, second, third and fourth quarter of fiscal 2017 included restructuring and other items of $7.7 million, $10.7 million, $54.0 million, and $16.4 million, respectively (after tax $4.9 million, $6.8 million, $42.5 million, and $11.9 million, respectively) (see Note 14).
[3]	During fiscal 2018, net income also included the following items:•Loss on Extinguishment of Debt. The first, second, third and fourth quarter of fiscal 2018 included a loss on extinguishment of debt of $11.6 million, $6.4 million, $6.2 million and $11.6 million, respectively (after tax $8.5 million, $4.7 million, $4.6 million and $7.8 million, respectively) (see Note 7). •Gain on Sale of Equity Interest in EPIX. The first quarter of fiscal 2018 included a gain on sale of equity interest in EPIX of $201.0 million (after tax $127.0 million).•Impairment of Long-Term Investments and Other Assets. The third quarter of fiscal 2018 included impairment of long-term investments and other assets of $29.2 million (after tax $20.1 million) (see Note 5).•Impact of Corporate Tax Rate Change on Deferred Tax Liabilities. The third quarter of fiscal 2018 included a deferred tax benefit of $165.0 million resulting from the impact of the change in the U.S. federal corporate income tax rate from 35% to 21% under the Tax Cuts and Jobs Act on the Company's beginning net deferred tax liabilities (see Note 13).•Tax Benefit from Internal Capital Restructuring. The fourth quarter of fiscal 2018 included a net tax benefit of $94.1 million primarily from the internal capital restructuring in connection with our third party debt refinancing (see Note 7 to our consolidated financial statements), net of the charge from an increase in our valuation allowance associated with certain deferred tax assets (see Note 13).
[4]	During fiscal 2017, net income also included the following items:•Loss on Extinguishment of Debt. The third and fourth quarter of fiscal 2017 included a loss on extinguishment of debt, of $28.3 million and $12.1 million, respectively (after tax $23.4 million and $5.8 million, respectively) (see Note 7). •Gain on Starz Investment. The third quarter of fiscal 2017 included a gain on Starz investment of $20.4 million (after tax $20.4 million) (see Note 5 ).